Lease (Details) - Schedule of Supplemental Balance Sheet Information Related to Operating Leases - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Supplemental Balance Sheet Information Related To Operating Leases Abstract
Right-of-use assets	$ 231,802	$ 424,999
Operating lease liabilities – current	89,500	277,036
Operating lease liabilities - non-current	103,830	$ 158,650
Total operating lease liabilities	$ 193,330
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2 years 10 days
Weighted average discount rate	7.42%